PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment	12 Months Ended
Dec. 31, 2021
Buildings [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Buildings [Member] | Bottom of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	20 years
Buildings [Member] | Top of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	50 years
Plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*) [1]
Plant and equipment [Member] | Bottom of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	5 years
Plant and equipment [Member] | Top of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	30 years
Information technology equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Information technology equipment [Member] | Bottom of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	5 years
Information technology equipment [Member] | Top of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10 years
Fixed installations and accessories [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Fixed installations and accessories [Member] | Bottom of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10 years
Fixed installations and accessories [Member] | Top of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10 years
Motor vehicle [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Motor vehicle [Member] | Bottom of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10 years
Motor vehicle [Member] | Top of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	10 years
Leasehold improvements [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Leasehold improvements [Member] | Bottom of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	5 years
Leasehold improvements [Member] | Top of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	8 years
Assets for rights of use [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Method	Straight line without residual value
Assets for rights of use [Member] | Bottom of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	1 year
Assets for rights of use [Member] | Top of range [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Useful life (years)	25 years

[1]	Except in the case of the Boeing 767 300ER and Boeing 767 300F fleets that consider a lower residual value, due to the extension of their useful life to 22 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.